Related Party Transactions - Schedule of Purchases from Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Equipment Purchases and Maintenance Services Related Parties	¥ 2,359	¥ 374	¥ 3,049
Purchases from related Parties			28,200
Service Fees Paid to Related Parties	28,459	958	256
Rent, utilities and cleaning fees Related Parties	345	825	743
Share Transfer	(4,558)	(4,588)
Payment on Behalf for Equity Transfer Related parties	1,407	12,865
Accounts payable- a related party	3,899	1,089		$ 558
Xiamen Qiushi Intelligent Network Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Equipment Purchases and Maintenance Services Related Parties	2,359	374	3,049
Xiamen Qiongding Phoenix Aviation Tourism Services Co., Ltd. [Member]
Related Party Transaction [Line Items]
Service Fees Paid to Related Parties	28,459
Fujian Henduoka Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Service Fees Paid to Related Parties		32	256
Due from related parties		1,194
Nature	Loan to related parties
Bengbu Yigong Digital Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Service Fees Paid to Related Parties		926
Due from related parties	¥ 1,003	571
Nature	Loan to related parties
Xiamen Zhanghui investment co., LTD [Member]
Related Party Transaction [Line Items]
Share Transfer	¥ (4,558)	(4,588)
Payment on Behalf for Equity Transfer Related parties	1,407	12,865
Due from related parties	¥ 2,127	3,152
Nature	Share Transfer
Xiamen Qiushi Intelligent Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts payable- a related party	¥ 3,899	1,089
Nature	Purchase of goods and services
Due from related parties	¥ 700	2,777
Nature	Loan to related parties
Fujian Qiushi Intelligent Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature	Loan from related parties
Due from related parties	¥ 20,921	15,752
Nature	Loan to related parties
Due to related parties	¥ (47)
Xiamen Xueyoubang Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related Parties			28,200
Due from related parties	¥ 15,396	5,438
Nature	Loan to related parties
Xiamen Xueyoubang Network Technology Co. [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 5,029
Nature	Loan to related parties
Bengbu Yigong Digital Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 445	445
Nature	Service and commodity purchase from related parties
Xiamen Qiushi Intelligent Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 2,701
Nature	Service and commodity purchase from related parties
Xiamen Qiongding Phoenix Aviation Tourism Services Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature	Service and commodity purchase from related parties
Due from related parties	¥ 1,392
Nature	Service and commodity purchase from related parties
Due to related parties	¥ (457)
Xiamen Qiushi Intelligent Network Equipment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature	Loan from related parties
Due from related parties		129
Nature	Service and commodity purchase from related parties
Due to related parties		(84)
Fujian Henduoka Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature	Service and commodity purchase from related parties
Due from related parties		505
Nature	Fee collection on behalf of the Company
Due to related parties		(32)
Zhang Andong [Member]
Related Party Transaction [Line Items]
Nature	Loan from related parties
Due to related parties		(64)
Zhang Andong [Member]
Related Party Transaction [Line Items]
Nature	Expenses paid on behalf of the Company
Due to related parties	¥ (92)
Fujian Qiushi Intelligent Co., LTD [Member]
Related Party Transaction [Line Items]
Nature	Expenses paid on behalf of the Company
Due to related parties		(1)
Tianjiu Shared Intelligent Enterprise Service [Member]
Related Party Transaction [Line Items]
Nature	Service and commodity purchase from related parties
Due to related parties		(48)
Xiamen Qiushi Intelligent Network Equipment Co., LTD [Member]
Related Party Transaction [Line Items]
Rent, utilities and cleaning fees Related Parties	¥ 345	825	¥ 743
Nature	Service and commodity purchase from related parties
Due to related parties	¥ (6)
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	49,714	29,963		7,109
Due to related parties	¥ (602)	¥ (229)		$ (86)